Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 1,728.2	$ 1,656.9	$ 1,493.8
Total operating income	354.0	335.0	53.1
Net interest expense	(25.6)	(7.5)	(1.1)
Other income (expense)	2.1	(4.9)	2.6
Total Identifiable Assets	2,040.4	2,044.5
General Corporate [Member]
Segment Reporting Information [Line Items]
Total operating income	(43.6)	(19.0)	(240.6)
Total Identifiable Assets	785.4	784.7
Asia Pacific Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	341.9	380.4	366.2
Total operating income	80.9	94.1	81.1
Total Identifiable Assets	297.4	279.8
Research and Development [Member]
Segment Reporting Information [Line Items]
Total operating income	(23.9)	(26.0)	(24.4)
Total Identifiable Assets	13.6	20.7
North America & Europe Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	1,386.3	1,276.5	1,127.6
Total operating income	340.6	285.9	237.0
Total Identifiable Assets	944.0	959.3
Australia [Member]
Segment Reporting Information [Line Items]
Net sales	228.4	267.7	259.2
Total Identifiable Assets	232.4	223.4
New Zealand [Member]
Segment Reporting Information [Line Items]
Net sales	61.4	64.7	63.0
Total Identifiable Assets	26.5	25.8
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	89.6	86.0	77.0
Total Identifiable Assets	71.0	54.2
Segments Total [Member]
Segment Reporting Information [Line Items]
Total operating income	397.6	354.0	293.7
Total Identifiable Assets	1,255.0	1,259.8
Worldwide Total [Member]
Segment Reporting Information [Line Items]
Net sales	1,728.2	1,656.9	1,493.8
Total operating income	330.5	322.6	54.6
Total Identifiable Assets	2,040.4	2,044.5
North America [Member]
Segment Reporting Information [Line Items]
Net sales	1,348.8	1,238.5	$ 1,094.6
Total Identifiable Assets	$ 925.1	$ 956.4